Share-based compensation - Summary of Stock Option Pricing Model Assumption (Detail)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years
Expected volatility	66.90%	65.80%
Risk-free rate	3.20%	1.43%
Dividend yield	0.00%	0.00%